STOCK-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 224,000,000	$ 229,000,000
Current liabilities from share-based payment transactions	177,000,000	169,000,000
Non-current liabilities from share-based payment transactions	47,000,000	60,000,000
Intrinsic value of liabilities from share-based payment transactions	67,000,000	85,000,000
Expense from cash-settled share-based payment transactions	$ 75,000,000	$ 72,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares	$ 54.90	$ 50.87
Unrecognized stock-based compensation expense, stock options	$ 14,000,000	$ 14,000,000
Stock-based compensation expense (recovery)	$ 65,000,000	$ 67,000,000
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	0	2,469,014
Award vesting term (in years)	4 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,740,952	3,159,161
Cash-settled stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares	$ 64.21	$ 65.44
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Awards authorized (in shares) | shares	65,000,000
Award vesting term (in years)	4 years
Grant exercise price determination term	5 days
Unrecognized stock-based compensation expense, period of recognition (in years)	4 years
Stock-based compensation expense (recovery)	$ 24,000,000	$ 28,000,000
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term (in years)	7 years
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term (in years)	10 years
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	1,518,926	990,702
Share conversion ratio	1
Award vesting term (in years)	3 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,551,728	2,402,489	2,691,288
Unrecognized stock-based compensation expense, period of recognition (in years)	3 years
Shares reserved for issue (in shares) | shares	4,000,000
Unrecognized stock-based compensation expense, other than options (in shares) | shares	57,000,000	48,000,000
Stock-based compensation expense (recovery)	$ 32,000,000	$ 51,000,000
Performance-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	719,851	206,719
Award vesting term (in years)	3 years
Performance-based RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	0.00%
Performance-based RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	100.00%
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	80,510	70,692
Award vesting term (in years)	3 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	956,410	1,139,884	1,421,342
Stock-based compensation expense (recovery)	$ 2,000,000	$ 9,000,000
Performance-based DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	6,190	6,934
Employee Share Accumulation Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employee contribution percentage	15.00%
Amount of maximum annual employee contribution	$ 25,000
Stock-based compensation expense (recovery)	$ 57,000,000	$ 55,000,000
Employee Share Accumulation Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	25.00%
Employee Share Accumulation Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	50.00%
Equity derivatives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense (recovery)	$ 7,000,000	$ (21,000,000)